SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15. SEGMENT REPORTING

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the CODM in making decisions regarding resource allocation and assessing performance.

The Company views its operations and manages its business in one operating segment engaged in research and development of a single pre-clinical drug. The Company’s Chief Executive Officer (“CEO”), as the CODM, regularly reviews the entity-wide financial and operational performance as a single unit. No financial information is disaggregated into separate lines of businesses. The CEO makes resource allocation and business process decisions regarding the overall level of resources available and how to best deploy these resources.

The single segment’s principal measure of segment profit and loss is consolidated research and development expenses and administrative expenses. The CEO considers actual and forecasted expenses when evaluating performance. The Company does not regularly provide the CODM with more detailed segment expense information beyond what is included in the consolidated statements of operations. The significant expense categories used to manage operations are those reflected in our consolidated statements of operations. Refer to the consolidated statements of operations included in the consolidated financial statements included elsewhere in this Annual Report on Form 20-F.